Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value, on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024
Financial Assets
Financial Assets	$ 3,841	$ 3,841
Financial Liabilities
Financial Liabilities	124,050	102,561
Restricted Cash [Member]
Financial Assets
Financial Assets	3,841	3,841
July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	21,664	13,563
September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	53,301
Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	4,301	3,494	[1]
Public Warrants [Member]
Financial Liabilities
Financial Liabilities	2,588	862
Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities	1,880	627
Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities	215	72
SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities	497	384
September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		55,474
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Financial Assets	3,841	3,841
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets	3,841	3,841
Fair Value, Inputs, Level 1 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities			[1]
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 1 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets
Fair Value, Inputs, Level 2 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities			[1]
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 2 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities	124,050	102,561
Fair Value, Inputs, Level 3 [Member] | Restricted Cash [Member]
Financial Assets
Financial Assets
Fair Value, Inputs, Level 3 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	21,664	13,563
Fair Value, Inputs, Level 3 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	53,301
Fair Value, Inputs, Level 3 [Member] | Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities	4,301	3,494	[1]
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Financial Liabilities
Financial Liabilities	2,588	862
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Financial Liabilities
Financial Liabilities	1,880	627
Fair Value, Inputs, Level 3 [Member] | Working Capital Warrants [Member]
Financial Liabilities
Financial Liabilities	215	72
Fair Value, Inputs, Level 3 [Member] | SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities	497	384
Fair Value, Inputs, Level 3 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		55,474
Related Party [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	13,940	21,127
Related Party [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	5,922
Related Party [Member] | July 2025 Note Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	3,468
Related Party [Member] | September 2025 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	16,274
Related Party [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		6,958
Related Party [Member] | Fair Value, Inputs, Level 1 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 1 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 1 [Member] | July 2025 Note Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 1 [Member] | September 2025 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 1 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 2 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 2 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 2 [Member] | July 2025 Note Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 2 [Member] | September 2025 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 2 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities
Related Party [Member] | Fair Value, Inputs, Level 3 [Member] | July 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	13,940	21,127
Related Party [Member] | Fair Value, Inputs, Level 3 [Member] | September 2024 Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	5,922
Related Party [Member] | Fair Value, Inputs, Level 3 [Member] | July 2025 Note Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	3,468
Related Party [Member] | Fair Value, Inputs, Level 3 [Member] | September 2025 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities	$ 16,274
Related Party [Member] | Fair Value, Inputs, Level 3 [Member] | September 2024 Notes Derivative Liability [Member]
Financial Liabilities
Financial Liabilities		$ 6,958

[1]	Includes $1.3 million due to related parties as of and December 29, 2024.